LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 20, 2007

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2007 OF

LEGG MASON PARTNERS VARIABLE

LIFESTYLE ALLOCATION 85%

The following replaces the Fee table and Example in the prospectus:

Effective December 1, 2007, the management fee of 0.35% currently charged to the portfolio, which covers all portfolio expenses, will be eliminated. In connection with the elimination of the management fee, the portfolio will bear its own operating expenses. Also effective December 1, 2007, the manager has contractually agreed to cap “Total expenses incurred directly by the portfolio” as shown in the fee table below (not including brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) for one year. As a result, the fee table and Example for the portfolio is restated as follows:

Fee table

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	Not applicable
Maximum deferred sales charge on redemptions	Not applicable
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	None
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total expenses incurred directly by the portfolio(1)	0.18%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.69%
Total annual portfolio operating expenses	0.87%

(1)

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual portfolio operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

The example assumes:

•	You invest $10,000 in the portfolio for the period shown

•	You reinvest all distributions and dividends without a sales charge

•	The portfolio’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) remain the same

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance

•	You redeem your shares at the end of the period

•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Your costs would be	$89	$277	$481	$1,072

The following supplements the disclosure under “Management fees” in the prospectus and the disclosure under “Investment Management and Other Services—Manager” in the Statement of Additional Information:

Effective December 1, 2007, the portfolio does not pay a management fee. In connection with the elimination of the management fee, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) no longer bears all expenses incurred in the operation of the portfolio other than the management fee and extraordinary expenses. The portfolio now bears all expenses incurred in its operation, subject to LMPFA’s agreement to waive fees and/or reimburse expenses in order to limit expenses incurred directly by the portfolio, (other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), to 0.20% of the portfolio’s average daily net assets until November 30, 2008.

FDXX010473

2

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 20, 2007

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2007 OF

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70%

The following replaces the Fee table and Example in the prospectus:

Effective December 1, 2007, the management fee of 0.35% currently charged to the portfolio, which covers all portfolio expenses, will be eliminated. In connection with the elimination of the management fee, the portfolio will bear its own operating expenses. Also effective December 1, 2007, the manager has contractually agreed to cap “Total expenses incurred directly by the portfolio” as shown in the fee table below (not including brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) for one year. As a result, the fee table and Example for the portfolio is restated as follows:

Fee table

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	Not applicable

Maximum deferred sales charge on redemptions	Not applicable

Annual portfolio operating expenses (paid by the portfolio as a % of net assets)

Management fees	None

Distribution and service (12b-1) fees	None

Other expenses	0.11%

Total expenses incurred directly by the portfolio(1)	0.11%

Acquired fund fees and expenses (fees and expenses of underlying funds)	0.68%

Total annual portfolio operating expenses	0.79%

(1)

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual portfolio operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

The example assumes:

•	You invest $10,000 in the portfolio for the period shown

•	You reinvest all distributions and dividends without a sales charge

•	The portfolio’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) remain the same

•

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance

•	You redeem your shares at the end of the period

•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Your costs would be	$81	$253	$439	$978

The following supplements the disclosure under “Management fees” in the prospectus and the disclosure under “Investment Management and Other Services—Manager” in the Statement of Additional Information:

Effective December 1, 2007, the portfolio does not pay a management fee. In connection with the elimination of the management fee, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) no longer bears all expenses incurred in the operation of the portfolio other than the management fee and extraordinary expenses. The portfolio now bears all expenses incurred in its operation, subject to LMPFA’s agreement to waive fees and/or reimburse expenses in order to limit expenses incurred directly by the portfolio, (other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), to 0.20% of the portfolio’s average daily net assets until November 30, 2008.

FDXX010474

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 20, 2007

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2007 OF

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%

The following replaces the Fee table and Example in the prospectus:

Effective December 1, 2007, the management fee of 0.35% currently charged to the portfolio, which covers all portfolio expenses, will be eliminated. In connection with the elimination of the management fee, the portfolio will bear its own operating expenses. Also effective December 1, 2007, the manager has contractually agreed to cap “Total expenses incurred directly by the portfolio” as shown in the fee table below (not including brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) for one year. As a result, the fee table and Example for the portfolio is restated as follows:

Fee table

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

1

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	Not applicable

Maximum deferred sales charge on redemptions	Not applicable

Annual portfolio operating expenses (paid by the portfolio as a % of net assets)

Management fees	None

Distribution and service (12b-1) fees	None

Other expenses	0.07%

Total expenses incurred directly by the portfolio(1)	0.07%

Acquired fund fees and expenses (fees and expenses of underlying funds)	0.65%

Total annual portfolio operating expenses	0.72%

(1)

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual portfolio operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

The example assumes:

•	You invest $10,000 in the portfolio for the period shown

•	You reinvest all distributions and dividends without a sales charge

•	The portfolio’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) remain the same

•

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance

2

•	You redeem your shares at the end of the period

•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Your costs would be	$74	$231	$401	$896

The following supplements the disclosure under “Management fees” in the prospectus and the disclosure under “Investment Management and Other Services—Manager” in the Statement of Additional Information:

Effective December 1, 2007, the portfolio does not pay a management fee. In connection with the elimination of the management fee, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) no longer bears all expenses incurred in the operation of the portfolio other than the management fee and extraordinary expenses. The portfolio now bears all expenses incurred in its operation, subject to LMPFA’s agreement to waive fees and/or reimburse expenses in order to limit expenses incurred directly by the portfolio, (other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), to 0.20% of the portfolio’s average daily net assets until November 30, 2008.

FDXX010475

3